Offerings	Aug. 09, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	39.7
Maximum Aggregate Offering Price	$ 119,100,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 17,579.16
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(2)	Represents 3,000,000 shares of common stock available for fu tur e issuance under the Avidity Biosciences, Inc. 2022 Employment Inducement Incentive Award Plan (the “Inducement Plan”).

(3)
This estimate is made pursuant to Rule 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on August 5, 2024, which date is within five business days prior to filing this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	288,200
Proposed Maximum Offering Price per Unit	44.81
Maximum Aggregate Offering Price	$ 12,914,242
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,906.15
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(4)
Consists of 288,200 shares of common stock subject to outstanding stock options under the Inducement Plan. To the extent that outstanding stock options or other awards under the Inducement Plan are forfeited or lapse unexercised, the shares of common stock subject to such awards will be available for future issuance under the Inducement Plan.

(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act, and based upon the weighted average exercise price of the outstanding stock options granted under the Inducement Plan.